S000036785 [Member] Investment Objectives and Goals - Variable Portfolio - Managed Volatility Moderate Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Variable Portfolio – Managed Volatility Moderate Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.